UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-490-4300

Date of fiscal year end:	2/28

Date of reporting period:	8/31/25

Item 1. Reports to Stockholders.

(a)

FM Compounders Equity ETF

(FMCE) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FM Compounders Equity ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://fmexcelsioretfs.com/fmce/. You can also request this information by contacting us at 1-888-530-2448.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Compounders Equity ETF	$36	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the six months ended 8/31/25, the FM Compounders Equity ETF (“FMCE”) returned 4.43% vs 5.66% for the S&P 500 Equal Weight Index. FMCE's slightly underperformed during the period due to a market rotation away from Financials and Consumer Staples, both sectors that were prominent in the launch portfolio, towards Technology as the market recovered from the post Liberation Day sell-off.

The largest contributors to FMCE's performance in the period (enumerated with return contribution) were: GE +0.92%, KKR +0.80%, META +0.76%, GE +0.64% and AXP +0.59%. The largest detractors to performance in the period were: PGR -0.67%, BAM -0.45%, SBUX -0.20%, V -0.20%, and JNJ -0.19%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FM Compounders Equity ETF - NAV
S&P 500® Equal Weight Index
$15,000
$10,000
$5,000
$0
$10,729
$10,387
11/08/24
11/30/24
12/31/24
01/31/25
02/28/25
03/31/25
04/30/25
05/31/25
06/30/25
07/31/25
08/31/25

	FM Compounders Equity ETF - NAV	S&P 500® Equal Weight Index
11/08/24	$10,000	$10,000
11/30/24	$10,304	$10,195
12/31/24	$9,785	$9,557
01/31/25	$10,118	$9,891
02/28/25	$10,274	$9,831
03/31/25	$9,978	$9,499
04/30/25	$9,926	$9,281
05/31/25	$10,322	$9,685
06/30/25	$10,616	$10,017
07/31/25	$10,516	$10,115
08/31/25	$10,729	$10,387

Average Annual Total Returns

	6 Months	Since Inception (November 8, 2024)
FM Compounders Equity ETF - NAV	4.43%	7.29%
S&P 500® Equal Weight Index	5.66%	3.87%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$63,759,972
Number of Portfolio Holdings	31
Advisory Fee	$215,331
Portfolio Turnover	16%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	86.5%
Money Market Funds	13.5%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
26.2%
Financials
18.2%
Industrials
15.0%
Money Market Funds
13.5%
Consumer Discretionary
7.5%
Health Care
7.5%
Consumer Staples
3.7%
Materials
3.5%
Communications
3.1%
Energy
1.9%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Energy	1.9%
Communications	3.1%
Materials	3.5%
Consumer Staples	3.7%
Health Care	7.5%
Consumer Discretionary	7.5%
Money Market Funds	13.5%
Industrials	15.0%
Financials	18.2%
Technology	26.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Shares	13.5%
American Express Company	5.6%
Progressive Corporation (The)	4.8%
Berkshire Hathaway, Inc., Class B	4.5%
Visa, Inc., Class A	4.3%
Veralto Corporation	4.0%
General Electric Company	4.0%
Salesforce, Inc.	3.8%
Danaher Corporation	3.7%
Linde PLC	3.5%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

FM Compounders Equity ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fmexcelsioretfs.com/fmce/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-FMCE

FM Focus Equity ETF

(FMCX) NYSE Arca, Inc.

Semi-Annual Shareholder Report - August 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about FM Focus Equity ETF for the period of March 1, 2025 to August 31, 2025. You can find additional information about the Fund at https://fmexcelsioretfs.com/fmcx/. You can also request this information by contacting us at 1-888-530-2448.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FM Focus Equity ETF	$37	0.70%Footnote Reference*
Footnote	Description
Footnote*	Annualized

How did the Fund perform during the reporting period?

For the six months ended 8/31/25, the FM Focus Equity ETF (“FMCX”) returned 8.85% vs 9.21% for the S&P 500 Index. FMCX’s performance in the quarter was driven by: a) opportunistic positioning where we trimmed certain stocks (e.g., KKR and ORCL) and made opportunistic purchases in the market pullback post April 2nd (Liberation Day) and b) strong performance of some top holdings.

The largest contributors to FMCX's performance in the period (enumerated with return contribution) were: MSFT +1.81%, GE +1.75%, AVGO +1.5%, GEV +1.26%, and ORCL +1.26%. The largest detractors to performance in the period were: NKE -0.60%, CRM -0.57%, SBUX -0.50%, LOW -0.40%, and VRT -0.39%.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

FM Focus Equity ETF - NAV
S&P 500® Index
$20,000
$15,000
$10,000
$5,000
$0
$15,913
$14,233
04/22/22
06/30/22
09/30/22
12/31/22
03/31/23
06/30/23
09/30/23
12/31/23
03/31/24
06/30/24
09/30/24
12/31/24
03/31/25
06/30/25
08/31/25

	FM Focus Equity ETF - NAV	S&P 500® Index
04/22/22	$10,000	$10,000
06/30/22	$8,892	$8,892
09/30/22	$8,408	$8,458
12/31/22	$8,938	$9,097
03/31/23	$9,419	$9,779
06/30/23	$10,191	$10,634
09/30/23	$9,701	$10,286
12/31/23	$10,898	$11,489
03/31/24	$11,845	$12,701
06/30/24	$11,754	$13,246
09/30/24	$12,842	$14,025
12/31/24	$13,004	$14,363
03/31/25	$12,435	$13,750
06/30/25	$13,788	$15,254
08/31/25	$14,233	$15,913

Average Annual Total Returns

	6 Months	1 Year	Since Inception (April 22, 2022)
FM Focus Equity ETF - NAV	8.85%	14.41%	11.08%
S&P 500® Index	9.21%	15.88%	14.83%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$109,185,787
Number of Portfolio Holdings	31
Advisory Fee	$359,379
Portfolio Turnover	32%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	85.4%
Money Market Funds	14.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
30.2%
Industrials
15.8%
Money Market Funds
14.6%
Financials
13.1%
Consumer Discretionary
10.0%
Health Care
6.4%
Communications
5.7%
Materials
4.3%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Materials	4.3%
Communications	5.7%
Health Care	6.4%
Consumer Discretionary	10.0%
Financials	13.1%
Money Market Funds	14.6%
Industrials	15.8%
Technology	30.2%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Goldman Sachs Financial Square Government Fund, Institutional Shares	14.6%
Microsoft Corporation	7.2%
KKR & Company, Inc.	5.7%
General Electric Company	5.2%
Berkshire Hathaway, Inc., Class A	4.8%
O'Reilly Automotive, Inc.	4.6%
Linde PLC	4.4%
Salesforce, Inc.	3.9%
Veralto Corporation	3.7%
Oracle Corporation	3.3%

Material Fund Changes

No material changes occurred during the period ended August 31, 2025.

FM Focus Equity ETF

Semi-Annual Shareholder Report - August 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://fmexcelsioretfs.com/fmcx/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 083125-FMCX

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

FM Focus Equity ETF (FMCX)

FM Compounders Equity ETF (FMCE)

Semi-Annual Financial Statements

and Additional Information

August 31, 2025

FM FOCUS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 85.5%
	ASSET MANAGEMENT - 5.7%
44,906	KKR & Company, Inc.	$6,263,938

	BIOTECH & PHARMA - 0.9%
1,269	Eli Lilly & Company	929,644

	CHEMICALS - 4.3%
9,899	Linde PLC	4,734,593

	DIVERSIFIED INDUSTRIALS - 7.7%
20,702	General Electric Company	5,697,190
12,479	Honeywell International, Inc.	2,739,141
		8,436,331
	E-COMMERCE DISCRETIONARY - 2.6%
12,390	Amazon.com, Inc.(a)	2,837,310

	ELECTRICAL EQUIPMENT - 2.1%
3,660	GE Vernova, LLC	2,243,470

	ENTERTAINMENT CONTENT - 2.1%
9,967	Take-Two Interactive Software, Inc.(a)	2,325,002

	HEALTH CARE FACILITIES & SERVICES - 2.6%
22,163	Henry Schein, Inc.(a)	1,542,102
4,092	UnitedHealth Group, Inc.	1,267,988
		2,810,090
	INSURANCE - 7.4%
7	Berkshire Hathaway, Inc., Class A(a)	5,286,960
10,116	Chubb Ltd.	2,782,608
		8,069,568
	INTERNET MEDIA & SERVICES - 3.6%
1,646	Alphabet, Inc., Class A	350,450
5,051	Alphabet, Inc., Class C	1,078,540
3,329	Meta Platforms, Inc., Class A	2,459,132
		3,888,122

See accompanying notes to financial statements.

FM FOCUS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 85.5% (Continued)
	MACHINERY - 3.7%
37,967	Veralto Corporation	$4,031,716

	MEDICAL EQUIPMENT & DEVICES - 2.9%
15,474	Danaher Corporation	3,184,858

	RETAIL - DISCRETIONARY - 7.4%
734	AutoZone, Inc.(a)	3,081,721
48,255	O’Reilly Automotive, Inc.(a)	5,003,078
		8,084,799
	SEMICONDUCTORS - 10.5%
18,059	Applied Materials, Inc.	2,903,165
3,699	ASML Holding N.V. - ADR	2,746,951
11,631	Broadcom, Inc.	3,458,943
65,605	Intel Corporation	1,597,482
4,584	NVIDIA Corporation	798,441
		11,504,982
	SOFTWARE - 19.6%
60,049	Blackline, Inc.(a)	3,264,864
15,410	Microsoft Corporation	7,808,093
15,989	Oracle Corporation	3,615,593
16,666	Salesforce, Inc.	4,270,663
4,071	Synopsys, Inc.(a)	2,456,930
		21,416,143
	TRANSPORTATION & LOGISTICS - 2.4%
11,513	Union Pacific Corporation	2,573,961

	TOTAL COMMON STOCKS (Cost $71,571,150)	93,334,527

See accompanying notes to financial statements.

FM FOCUS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2025

Shares		Fair Value
	SHORT-TERM INVESTMENT — 14.6%
	MONEY MARKET FUND - 14.6%
15,991,635	Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.17% (Cost $15,991,635)(b)	$15,991,635

	TOTAL INVESTMENTS - 100.1% (Cost $87,562,785)	$109,326,162
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(140,375)
	NET ASSETS - 100.0%	$109,185,787

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.6%
	APPAREL & TEXTILE PRODUCTS - 1.7%
14,302	NIKE, Inc., Class B	$1,106,546

	ASSET MANAGEMENT - 3.3%
14,992	KKR & Company, Inc.	2,091,234

	BIOTECH & PHARMA - 1.2%
1,048	Eli Lilly & Company	767,744

	CHEMICALS - 3.5%
4,684	Linde PLC	2,240,310

	DIVERSIFIED INDUSTRIALS - 6.6%
9,281	General Electric Company	2,554,131
7,508	Honeywell International, Inc.	1,648,006
		4,202,137
	E-COMMERCE DISCRETIONARY - 3.0%
8,333	Amazon.com, Inc.(a)	1,908,256

	ELECTRICAL EQUIPMENT - 1.9%
2,005	GE Vernova, LLC	1,229,005

	HEALTH CARE FACILITIES & SERVICES - 2.6%
13,045	Henry Schein, Inc.(a)	907,671
2,371	UnitedHealth Group, Inc.	734,702
		1,642,373
	INSURANCE - 9.3%
5,723	Berkshire Hathaway, Inc., Class B(a)	2,878,555
12,432	Progressive Corporation (The)	3,071,450
		5,950,005
	INTERNET MEDIA & SERVICES - 3.1%
2,658	Meta Platforms, Inc., Class A	1,963,465

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.6% (Continued)
	MACHINERY - 4.0%
24,161	Veralto Corporation	$2,565,657

	MEDICAL EQUIPMENT & DEVICES - 3.7%
11,478	Danaher Corporation	2,362,402

	OIL & GAS PRODUCERS - 1.9%
8,856	Phillips 66	1,182,984

	RETAIL - CONSUMER STAPLES - 0.6%
3,912	Walmart, Inc.	379,386

	RETAIL - DISCRETIONARY - 2.8%
420	AutoZone, Inc.(a)	1,763,383

	SEMICONDUCTORS - 7.6%
10,116	Applied Materials, Inc.	1,626,248
2,185	ASML Holding N.V. - ADR	1,622,625
65,797	Intel Corporation	1,602,157
		4,851,030
	SOFTWARE - 11.2%
33,609	Blackline, Inc.(a)	1,827,321
2,750	Microsoft Corporation	1,393,398
9,420	Salesforce, Inc.	2,413,876
2,443	Synopsys, Inc.(a)	1,474,399
		7,108,994
	SPECIALTY FINANCE - 5.6%
10,818	American Express Company	3,583,787

	TECHNOLOGY SERVICES - 7.4%
3,343	Mastercard, Inc., Class A	1,990,054
7,842	Visa, Inc., Class A	2,758,659
		4,748,713

See accompanying notes to financial statements.

FM COMPOUNDERS EQUITY ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2025

Shares		Fair Value
	COMMON STOCKS — 86.6% (Continued)
	TOBACCO & CANNABIS - 3.1%
11,812	Philip Morris International, Inc.	$1,974,139

	TRANSPORTATION & LOGISTICS - 2.5%
7,064	Union Pacific Corporation	1,579,298

	TOTAL COMMON STOCKS (Cost $37,484,562)	55,200,848

	SHORT-TERM INVESTMENT — 13.5%
	MONEY MARKET FUND - 13.5%
8,635,630	Goldman Sachs Financial Square Government Fund, Institutional Shares, 4.17% (Cost $8,635,630)(b)	8,635,630

	TOTAL INVESTMENTS - 100.1% (Cost $46,120,192)	$63,836,478
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(76,506)
	NET ASSETS - 100.0%	$63,759,972

ADR	- American Depositary Receipt
LLC	- Limited Liability Company
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of August 31, 2025.

See accompanying notes to financial statements.

The FM ETFs

STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)

August 31, 2025

	FM Focus Equity ETF	FM Compounders Equity ETF
ASSETS
Investment securities:
At cost	$87,562,785	$46,120,192
At value	$109,326,162	$63,836,478
Dividends and interest receivable	106,877	69,047
TOTAL ASSETS	109,433,039	63,905,525

LIABILITIES
Investment advisory fees payable	247,252	145,553
TOTAL LIABILITIES	247,252	145,553
NET ASSETS	$109,185,787	$63,759,972

Net Assets Consist Of:
Paid in capital	$81,860,884	$19,960,086
Accumulated earnings	27,324,903	43,799,886
NET ASSETS	$109,185,787	$63,759,972

Net Asset Value Per Share:
Net Assets	$109,185,787	$63,759,972
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	3,215,000	2,388,047
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$33.96	$26.70

See accompanying notes to financial statements.

The FM ETFs

STATEMENTS OF OPERATIONS (Unaudited)

For the Six Months Ended August 31, 2025

	FM Focus Equity ETF	FM Compounders Equity ETF
INVESTMENT INCOME
Dividends	$577,615	$455,288
Less: Foreign withholding taxes	814	(2,654)
TOTAL INVESTMENT INCOME	578,429	452,634

EXPENSES
Investment advisory fees	359,379	215,331
TOTAL EXPENSES	359,379	215,331

NET INVESTMENT INCOME	219,050	237,303

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on:
In-kind redemptions	6,080,623	24,451,299
Investments	443,850	596,615
	6,524,473	25,047,914
Net change in unrealized appreciation (depreciation) on investments	2,026,530	(22,970,666)

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	8,551,003	2,077,248

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$8,770,053	$2,314,551

See accompanying notes to financial statements.

FM Focus Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025
FROM OPERATIONS
Net investment income	$219,050	$247,023
Net realized gain on investments	6,524,473	12,210,669
Net change in unrealized appreciation (depreciation) on investments	2,026,530	(47,193)
Net increase in net assets resulting from operations	8,770,053	12,410,499

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from earnings	(137,923)	(2,114,896)
Net decrease in net assets resulting from distributions to shareholders	(137,923)	(2,114,896)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	23,831,367	63,588,995
Cost of shares redeemed	(24,495,727)	(62,499,740)
Net increase (decrease) in net assets resulting from shares of beneficial interest	(664,360)	1,089,255

TOTAL INCREASE IN NET ASSETS	7,967,770	11,384,858

NET ASSETS
Beginning of Period	101,218,017	89,833,159
End of Period	$109,185,787	$101,218,017

SHARE ACTIVITY
Shares Sold	735,000	2,130,000
Shares Redeemed	(760,000)	(2,090,000)
Net increase (decrease) in shares of beneficial interest outstanding	(25,000)	40,000

See accompanying notes to financial statements.

FM Compounders Equity ETF

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended August 31, 2025 (Unaudited)	Period Ended February 28, 2025 (a)
FROM OPERATIONS
Net investment income	$237,303	$311,183
Net realized gain on investments	25,047,914	8,059,444
Net change in unrealized depreciation on investments	(22,970,666)	(6,613,967)
Net increase in net assets resulting from operations	2,314,551	1,756,660

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions from earnings	(149,969)	(139,459)
Net decrease in net assets resulting from distributions to shareholders	(149,969)	(139,459)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	37,519,591	74,735,741
Cost of shares redeemed	(36,098,477)	(16,178,666)
Net increase in net assets resulting from shares of beneficial interest	1,421,114	58,557,075

TOTAL INCREASE IN NET ASSETS	3,585,696	60,174,276

NET ASSETS
Beginning of Period	60,174,276	-
End of Period	$63,759,972	$60,174,276

SHARE ACTIVITY
Shares Sold	1,485,000	2,988,054
Shares Redeemed	(1,445,000)	(640,007)
Net increase in shares of beneficial interest outstanding	40,000	2,348,047

(a)	The FM Compounders Equity ETF commenced operations on November 8, 2024.

See accompanying notes to financial statements.

FM Focus Equity ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended August 31, 2025 (Unaudited)	Year Ended February 28, 2025	Year Ended February 29, 2024	Period Ended February 28, 2023 (1)
Net asset value, beginning of period	$31.24	$28.07	$22.90	$25.01

Activity from investment operations:
Net investment income (2)	0.07	0.08	0.12	0.04
Net realized and unrealized gain (loss) on investments	2.69	3.75	5.41	(1.88)
Total from investment operations	2.76	3.83	5.53	(1.84)

Less distributions from:
Net investment income	(0.04)	(0.08)	(0.12)	(0.03)
Net realized gains	-	(0.58)	(0.24)	(0.24)
Total distributions	(0.04)	(0.66)	(0.36)	(0.27)

Net asset value, end of period	$33.96	$31.24	$28.07	$22.90
Total return (4)(6)	8.85%	13.57%	24.25%	(7.34)%
Net assets, at end of period (000s)	$109,186	$101,218	$89,833	$72,243

Ratio of net expenses to average net assets (3)	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets (3)	0.43%	0.25%	0.45%	0.19%
Portfolio Turnover Rate (4)(5)	32%	58%	53%	77%

(1)	The FM Focus Equity ETF commenced operations on April 22, 2022.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized for periods less than one year.
(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

FM Compounders Equity ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

	Six Months Ended August 31, 2025 (Unaudited)	Period Ended February 28, 2025 (1)
Net asset value, beginning of period	$25.63	$25.00

Activity from investment operations:
Net investment income (2)	0.10	0.12
Net realized and unrealized gain on investments	1.03	0.56
Total from investment operations	1.13	0.68

Less distributions from:
Net investment income	(0.06)	(0.05)
Total distributions	(0.06)	(0.05)

Net asset value, end of period	$26.70	$25.63
Total return (4)(6)	4.43%	2.74%
Net assets, at end of period (000s)	$63,760	$60,174

Ratio of net expenses to average net assets (3)	0.70%	0.70%
Ratio of net investment income to average net assets (3)	0.77%	1.61%
Portfolio Turnover Rate (4)(5)	16%	21%

(1)	The FM Compounders Equity ETF commenced operations on November 8, 2024.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Annualized for periods less than one year.
(4)	Not annualized for periods less than one year.
(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)

August 31, 2025

1.	ORGANIZATION

The FM Focus Equity ETF (“FMCX”) and the FM Compounders Equity ETF (“FMCE”) (each a “Fund” and collectively the “Funds”) are each a non-diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Each Fund’s investment objective is to seek long-term capital appreciation. Each Fund’s investment objective is non-fundamental. FMCX and FMCE commenced operations on April 22, 2022 and November 8, 2024, respectively.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”.

Operating Segments – The Funds have adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect either Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio managers and Chief Financial Officer of the Trust. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value (“NAV”).

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – Applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its NAV. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid investments, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

Exchange Traded Funds (“ETFs”) – The Funds may invest in ETFs. ETFs are generally a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a portfolio of securities. The risks of owning an ETF generally reflect the risks of owning the underlying securities they hold, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

The Funds utilize various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2025 for the Funds’ assets measured at value:

FMCX
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$93,334,527	$-	$-	$93,334,527
Short-Term Investment	15,991,635	-	-	15,991,635
Total	$109,326,162	$-	$-	$109,326,162

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

FMCE
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$55,200,848	$-	$-	$55,200,848
Short-Term Investment	8,635,630	-	-	8,635,630
Total	$63,836,478	$-	$-	$63,836,478

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	See Schedule of Investments for industry classification.

In-Kind Seeding – The seeding (capital required to fund initial creation units to commence trading) of FMCE was provided by in-kind seeding. The particulars of the in-kind seeding are described below:

FMCE was seeded through the exchange of ETF shares for the securities held by various separately managed accounts (“SMAs”) on November 8, 2024. The transactions were structured as tax-free exchanges of shares. FMCE carried forward the historical cost basis of investments and cumulative unrealized gains and losses as reported by the SMAs prior to the transactions to align ongoing financial reporting. Investment companies carry substantially all their assets at fair value for periodic and ongoing reporting. The primary use of historical cost basis is to determine both realized and unrealized gains and losses.

The transaction resulted in the following:

Initial Fair Value of Securities acquired by Fund	Cost Basis	Unrealized Gain (Loss)
$68,326,309	$21,025,390	$47,300,919

The above securities were contributed at fair value of $68,326,309 and unrealized appreciation of $47,300,919, in exchange for 2,733,053 shares at a NAV of $25.00.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities using the effective yield method. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid semi-annually for each Fund. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

Federal Income Taxes – The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed each Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on return filed for open tax year ended February 28, 2023 and February 29, 2024, or expected to be taken in the Fund’s February 28, 2025 year-end tax return. The Funds identify their major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Funds make significant investments. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the fund in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

3.	INVESTMENT TRANSACTIONS

For the six months ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

Ticker	Purchases	Sales
FMCX	$41,201,372	$28,847,121
FMCE	$30,682,137	$8,878,327

For the six months ended August 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

Ticker	Purchases	Sales
FMCX	$-	$18,952,165
FMCE	$7,740,524	$34,386,119

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. First Manhattan Co. LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Vident Advisory, LLC dba Vident Asset Management, as the trading sub-adviser (the “Sub-Adviser”), to trade portfolio securities for the Funds in accordance with instructions provided by the Adviser and select broker-dealers to execute purchase and sale transactions. The Trust has entered into a Custody Agreement with State Street Bank and Trust Company (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate indicated below of each Fund’s average daily net assets. For the six months ended August 31, 2025, each Fund incurred the following in advisory fees:

Ticker	ANNUAL RATE	TOTAL ADVISORY FEE
FMCX	0.70%	$359,379
FMCE	0.70%	$215,331

The Adviser’s unitary management fee is designed to pay the Funds’ expenses and to compensate the Adviser for providing services for the Funds. Out of the unitary management fee, the Adviser pays substantially all expenses of the Funds, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, any front-end or contingent deferred loads, brokerage fees and commissions, any Rule 12b-1 fees, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses. The Adviser, and not the Funds’ shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of UFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Each Trustee who is not affiliated with the Trust (“Independent Trustees”) or the Adviser receives quarterly fees. For the six months ended August 31, 2025, the Independent Trustees received fees in the amount of $5,250 and $5,250 from FMCX and FMCE, respectively, paid by the Adviser.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by each Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Funds only in Creation Unit size aggregations of 5,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

transaction to the NAV per share of the Funds on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Funds may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Funds and their ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”).

The Transaction Fees for the Funds are listed in the table below:

Ticker	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
FMCX	$100	2.00%
FMCE	$150	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the net asset value per Creation Unit.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the following periods were as follows:

For fiscal year or period ended February 28, 2025

	Ordinary	Long-Term	Return of
Ticker	Income	Capital Gains	Capital	Total
FMCX	$246,098	$1,868,798	$-	$2,114,896
FMCE	139,459	-	-	139,459

For fiscal year ended February 29, 2024

	Ordinary	Long-Term	Return of
Ticker	Income	Capital Gains	Capital	Total
FMCX	$370,411	$766,557	$-	$1,136,968

As of February 28, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Ticker	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Deficits)
FMCX	$17,170	$-	$(1,012,500)	$-	$-	$19,688,103	$18,692,773
FMCE	168,626	777,817	-	-	-	40,688,861	41,635,304

The difference between book basis and tax basis unrealized appreciation and accumulated net realized gains from investments is attributable to the tax deferral of losses on wash sales and adjustments for partnerships.

The FM ETFs

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

August 31, 2025

Permanent book and tax differences, primarily attributable to the book/tax basis treatment of tax adjustments for realized gain (loss) on in-kind redemptions resulted in reclassifications for the Fund for the fiscal year ended February 28, 2025, as follows:

	Paid In	Accumulated Earnings
Ticker	Capital	(Losses)
FMCX	$12,220,766	$(12,220,766)
FMCE	7,282,816	(7,282,816)

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The FM Focus Equity ETF incurred and elected to defer such capital losses as follows of $1,012,500.

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

At August 31, 2025, the aggregate cost for federal tax purposes, which differs from fair value by net unrealized appreciation (deprecation) of securities, are as follows:

		Gross	Gross	Tax Net
Ticker	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Unrealized Appreciation
FMCX	$87,611,529	$22,487,824	$(773,191)	$21,714,633
FMCE	46,118,283	17,969,813	(251,618)	17,718,195

8.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023 -09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

The FM ETFs

Additional Information (Unaudited)

August 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-888 -530-2448 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of the Funds traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.fmexcelsioretfs.com.

INVESTMENT ADVISER

First Manhattan Co. LLC

399 Park Avenue, 27th Floor

New York, NY 10022

INVESTMENT SUB-ADVISER

Vident Advisory, LLC

1125 Sanctuary Pkwy, Suite 515

Alpharetta, GA 30009

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Northern Lights Fund Trust IV

By (Signature and Title)	/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	11/07/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wendy Wang
Wendy Wang, Principal Executive Officer/President

Date	11/07/25

By (Signature and Title)	/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	11/07/25